Leases - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 56
2025	51
2026	44
2027	37
2028	33
Thereafter	104
Total lease payments	324
Less: Imputed interest	(71)
Present value of lease liabilities	253
Finance Leases
2024	8
2025	7
2026	6
2027	3
2028	0
Thereafter	1
Total lease payments	25
Less: Imputed interest	(2)
Present value of lease liabilities	23
Total
2024	64
2025	58
2026	50
2027	40
2028	33
Thereafter	104
Total lease payments	349
Less: Imputed interest	(73)
Present value of lease liabilities	276	$ 307
Lease not yet commenced, amount	$ 4
Lease term	10 years